Waddell & Reed Advisors Funds

Supplement dated July 16, 2014 to the

Waddell & Reed Advisors Funds Statement of Additional Information

dated January 31, 2014

All references and information related to William Nelson are deleted in their entirety.

The following is added to the “Portfolio Managers” section that begins on page 76:

The following table provides information relating to Chad A. Gunther as of June 30, 2014:

Chad A. Gunther — High Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees***	0	0	0
Assets Managed (in millions)**	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)***	$0	$0	$0

*	Mr. Gunther assumed investment management responsibilities for High Income Fund effective July 9, 2014.

**	This data does not include High Income Fund, since Mr. Gunther was not the portfolio manager of High Income Fund on June 30, 2014.

***	This data does not include Accounts Managed with Performance-Based Advisory Fees, since Mr. Gunther was not the portfolio manager of any of these accounts on June 30, 2014.

The following is added to the two charts for the Waddell & Reed Advisors Fixed Income and Money Market Funds in the “Portfolio Managers — Ownership of Securities” section on pages 82 and 83, respectively:

The following table provides information relating to the portfolio manager of Waddell & Reed Advisors High Income Fund. As of June 30, 2014, the dollar range of shares of the Fund beneficially owned by the portfolio manager is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Fixed Income and Money Market Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Chad A. Gunther	High Income Fund[1]	$0	$0	$100,001 to $500,000

[1]	Mr. Gunther assumed investment management responsibilities for High Income Fund effective July 9, 2014.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by the portfolio manager is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Fixed Income and Money Market Funds	Dollar Range of Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Chad A. Gunther	High Income Fund[2]	$50,001 to $100,000	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Gunther assumed investment management responsibilities for High Income Fund effective July 9, 2014.

Supplement	Statement of Additional Information	1